6. Debt - Summary of Debt Transactions (Details) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Notes payable	$ 379,414		$ 405,095	$ 529,311
Convertible notes	4,481,538		4,487,234
Convertible notes - related party	32,695		26,999
Less: debt discount	(4,402,773)		(4,402,773)
Debt - net	490,874		516,555
Amortization of debt discount	2,363,935	1,827,534
Less: current portion - notes payable	(104,157)		(98,086)
Less: current portion convertible debt	961,887		688,013
Less: current portion - notes payable - related party	(32,695)
Long term debt - net	$ 1,237,144		$ 995,022